UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809
                                   811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc.
              Master Value Opportunities LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock Value Opportunities Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                   Beneficial
                                     Interest      Mutual Funds                                                     Value
-------------------------------------------------------------------------------------------------------------------------------
                                $ 661,187,863      Master Value Opportunities LLC                              $  2,722,225,234
-------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $2,418,873,424) - 100.1%             2,722,225,234

                                                   Liabilities in Excess of Other Assets - (0.1%)                    (2,749,018)
                                                                                                               ----------------
                                                   Net Assets - 100.0%                                         $  2,719,476,216
                                                                                                               ================

Master Value Opportunities LLC
Schedule of Investments as of June 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held      Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                235,700      Curtiss-Wright Corp. (d)(e)                          $   10,985,977
                                        1,554,200      EDO Corp. (a)(d)(e)                                      51,086,554
                                           39,900      Triumph Group, Inc. (e)                                   2,612,253
                                                                                                            --------------
                                                                                                                64,684,784
--------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.2%                  1,427,400      ArvinMeritor, Inc.                                       31,688,280
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.4%                    1,403,000      Angiotech Pharmaceuticals, Inc. (e)                       9,975,330
                                           85,800      Applera Corp. - Celera Genomics Group                     1,063,920
                                        1,335,000      Enzon Pharmaceuticals, Inc. (d)(e)                       10,479,750
                                        1,183,400      Human Genome Sciences, Inc. (d)(e)                       10,555,928
                                          303,100      ImClone Systems, Inc. (e)                                10,717,616
                                          611,500      MannKind Corp. (d)(e)                                     7,539,795
                                        1,056,819      Maxygen, Inc. (e)                                         9,056,939
                                          457,400      NPS Pharmaceuticals, Inc. (e)                             1,893,636
                                        1,485,458      Neurogen Corp. (e)                                        9,863,441
                                          286,400      PDL BioPharma, Inc. (d)(e)                                6,673,120
                                          620,300      Regeneron Pharmaceuticals, Inc. (e)                      11,115,776
                                          903,240      Vical, Inc. (e)                                           4,687,816
                                                                                                            --------------
                                                                                                                93,623,067
--------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                    173,450      HFF, Inc. Class A (e)                                     2,690,210
                                          489,600      Knight Capital Group, Inc. Class A (e)                    8,127,360
                                          261,000      optionsXpress Holdings, Inc.                              6,697,260
                                          312,100      Thomas Weisel Partners Group, Inc. (e)                    5,196,465
                                        1,425,100      Waddell & Reed Financial, Inc. Class A (d)               37,066,851
                                                                                                            --------------
                                                                                                                59,778,146
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                          538,900      Valspar Corp. (d)                                        15,310,149
--------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.3%                   117,900      Banner Corp.                                              4,015,674
                                          471,000      Cullen/Frost Bankers, Inc.                               25,184,370
                                          349,200      First Merchants Corp. (d)                                 8,391,276
                                        1,475,400      First Midwest Bancorp, Inc. (d)                          52,391,454
                                          371,700      Greater Bay Bancorp                                      10,348,128
                                          198,650      MetroCorp Bancshares, Inc.                                4,255,083
                                        1,220,645      Old National Bancorp (d)                                 20,274,913
                                          309,650      Sterling Financial Corp. (d)                              8,961,271
                                          493,700      Texas Capital Bancshares, Inc. (d)(e)                    11,034,195
                                                                                                            --------------
                                                                                                               144,856,364
--------------------------------------------------------------------------------------------------------------------------
Commercial Services &                     406,700      Administaff, Inc.                                        13,620,383
Supplies - 2.9%                         1,597,200      Allied Waste Industries, Inc. (e)                        21,498,312
                                           70,600      CRA International, Inc. (e)                               3,402,920
                                          980,325      Casella Waste Systems, Inc. (d)(e)                       10,567,904
                                          185,100      Heidrick & Struggles International, Inc. (e)              9,484,524
                                          128,687      RSC Holdings, Inc. (e)                                    2,573,740
                                          829,800      Tetra Tech, Inc. (d)(e)                                  17,882,190
                                                                                                            --------------
                                                                                                                79,029,973
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 5.0%         4,206,100      Andrew Corp. (d)(e)                                      60,736,084
                                          380,900      Black Box Corp. (d)                                      15,761,642
                                        4,534,083      Extreme Networks, Inc. (e)                               18,363,036
                                           37,500      Starent Networks Corp. (e)                                  551,250
                                        2,897,700      Tellabs, Inc. (e)                                        31,179,252
                                        3,617,900      Westell Technologies, Inc. Class A (a)(e)                 9,442,719
                                                                                                            --------------
                                                                                                               136,033,983
--------------------------------------------------------------------------------------------------------------------------

                                           Shares
Industry                                     Held      Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.3%            939,500      Neoware Systems, Inc. (d)                            $   12,720,830
                                        1,745,300      Rackable Systems, Inc. (a)(d)(e)                         21,571,908
                                                                                                            --------------
                                                                                                                34,292,738
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.7%           3,533,000      Smurfit-Stone Container Corp. (e)                        47,024,230
--------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                      600,100      Corinthian Colleges, Inc. (d)(e)                          9,775,629
Services - 1.5%
                                        1,253,500      Universal Technical Institute, Inc. (d)(e)               31,826,365
                                                                                                            --------------
                                                                                                                41,601,994
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%               194,600      Hubbell, Inc. Class B (d)                                10,551,212
--------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                  1,115,000      Ingram Micro, Inc. Class A (e)                           24,206,650
Instruments - 2.8%                      1,345,300      Tech Data Corp. (e)                                      51,740,238
                                                                                                            --------------
                                                                                                                75,946,888
--------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.7%      1,314,700      Dresser-Rand Group, Inc. (e)                             51,930,650
                                        1,071,800      Key Energy Services, Inc. (e)                            19,860,454
                                          679,500      Rowan Cos., Inc. (d)(e)                                  27,845,910
                                                                                                            --------------
                                                                                                                99,637,014
--------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%           642,113      Casey's General Stores, Inc. (d)                         17,504,000
--------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                      217,200      The J.M. Smucker Co.                                     13,826,952
                                          111,000      Smithfield Foods, Inc. (e)                                3,417,690
                                                                                                            --------------
                                                                                                                17,244,642
--------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                 1,582,100      DexCom, Inc. (a)(d)(e)                                   12,957,399
Supplies - 2.8%                         3,758,210      OraSure Technologies, Inc. (a)(e)                        30,742,158
                                        1,294,684      Wright Medical Group, Inc. (e)                           31,227,778
                                                                                                            --------------
                                                                                                                74,927,335
--------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                   694,500      Hooper Holmes, Inc. (e)                                   2,326,575
Services - 0.6%                           291,200      LifePoint Hospitals, Inc (d)(e)                          11,263,616
                                           53,400      Molina Healthcare, Inc. (e)                               1,629,768
                                                                                                            --------------
                                                                                                                15,219,959
--------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 1.0%           1,475,506      HLTH Corp. (d)(e)                                        20,671,839
                                        1,133,163      Merge Technologies, Inc. (d)                              7,399,554
                                                                                                            --------------
                                                                                                                28,071,393
--------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                     106,100      Ambassadors Group, Inc.                                   3,769,733
Leisure - 1.6%                            207,500      Ambassadors International, Inc. (d)                       6,901,450
                                           60,000      Isle of Capri Casinos, Inc. (d)(e)                        1,437,600
                                        1,557,500      O'Charleys, Inc. (a)                                     31,399,200
                                                                                                            --------------
                                                                                                                43,507,983
--------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%               1,325,000      Furniture Brands International, Inc. (d)(e)              18,815,000
                                          366,900      Meritage Homes Corp. (d)(e)                               9,814,575
                                                                                                            --------------
                                                                                                                28,629,575
--------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                      2,387,300      BearingPoint, Inc. (d)                                   17,451,163
                                          270,800      Global Payments, Inc. (e)                                10,737,220
                                                                                                            --------------
                                                                                                                28,188,383
--------------------------------------------------------------------------------------------------------------------------
Insurance - 5.8%                           16,200      American National Insurance Co.                           2,472,120
                                        2,768,500      Conseco, Inc. (e)                                        57,833,965
                                           11,931      Greenlight Capital Re Ltd. (e)                              268,805
                                        1,183,400      HCC Insurance Holdings, Inc.                             39,537,394
                                          464,300      Harleysville Group, Inc.                                 15,489,048
                                          855,000      IPC Holdings, Ltd.                                       27,607,950
                                          701,571      Presidential Life Corp. (d)                              13,792,886
                                                                                                            --------------
                                                                                                               157,002,168
--------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 2.4%       507,200      Ariba, Inc. (d)(e)                                        5,026,352

                                           Shares
Industry                                     Held      Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------
                                        4,350,900      CNET Networks, Inc. (d)(e)                           $   35,633,871
                                           65,800      ComScore, Inc. (e)                                        1,523,270
                                           61,600      Data Domain, Inc. (e)                                     1,416,800
                                          113,100      Limelight Networks, Inc. (e)                              2,237,118
                                        2,226,000      RealNetworks, Inc. (e)                                   18,186,420
                                           50,200      TechTarget, Inc. (e)                                        645,070
                                                                                                            --------------
                                                                                                                64,668,901
--------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                       780,800      Brunswick Corp. (d)                                      25,477,504
Products - 1.1%                           441,900      Nautilus, Inc.                                            5,320,476
                                                                                                            --------------
                                                                                                                30,797,980
--------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.7%     802,600      Affymetrix, Inc. (d)(e)                                  19,976,714
--------------------------------------------------------------------------------------------------------------------------
Machinery - 3.4%                          465,200      Mueller Industries, Inc.                                 16,021,488
                                        1,436,900      Timken Co.                                               51,886,459
                                        1,667,500      Wabash National Corp. (a)(d)                             24,395,525
                                                                                                            --------------
                                                                                                                92,303,472
--------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                            1,433,000      Harte-Hanks, Inc. (d)                                    36,799,440
                                        1,264,100      Playboy Enterprises, Inc. Class B (d)(e)                 14,322,253
                                        2,400,000      Valassis Communications, Inc. (a)(d)(e)                  41,256,000
                                                                                                            --------------
                                                                                                                92,377,693
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                    268,100      Reliance Steel & Aluminum Co. (d)                        15,083,306
                                          321,300      Steel Dynamics, Inc. (d)                                 13,465,683
                                                                                                            --------------
                                                                                                                28,548,989
--------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.2%                  1,076,900      OGE Energy Corp.                                         39,468,385
                                          911,100      Puget Energy, Inc. (d)                                   22,030,398
                                                                                                            --------------
                                                                                                                61,498,783
--------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%        581,000      Cabot Oil & Gas Corp. Class A (d)(e)                     21,427,280
                                        1,570,000      Denbury Resources, Inc. (d)(e)                           58,875,000
                                          499,891      Plains Exploration & Production Co. (d)(e)               23,899,789
                                          310,700      Swift Energy Co. (e)                                     13,285,532
                                          361,000      Venoco, Inc. (e)                                          6,739,870
                                                                                                            --------------
                                                                                                               124,227,471
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%             32,100      Neenah Paper, Inc.                                        1,324,446
--------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.3%                1,467,100      Alberto-Culver Co.                                       34,799,612
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%                  1,949,200      Medicis Pharmaceutical Corp. Class A (d)                 59,528,568
--------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts             382,400      Alexandria Real Estate Equities, Inc. (d)                37,023,968
(REITs) - 7.4%                          2,475,800      Crescent Real Estate EQT Co. (d)                         55,556,952
                                        1,570,200      FelCor Lodging Trust, Inc. (d)                           40,872,306
                                          270,900      Healthcare Realty Trust, Inc.                             7,525,602
                                          804,700      Lexington Corporate Properties Trust (d)                 16,737,760
                                        1,664,300      Omega Healthcare Investors, Inc.                         26,345,869
                                          655,200      UDR, Inc.                                                17,231,760
                                                                                                            --------------
                                                                                                               201,294,217
--------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.5%                        679,848      Marten Transport Ltd. (e)                                12,244,062
                                           45,900      Old Dominion Freight Line, Inc. (e)                       1,383,885
                                          838,200      U.S. Xpress Enterprises, Inc. Class A (a)(e)             15,573,756
                                          550,921      Vitran Corp., Inc. (e)                                   11,756,654
                                                                                                            --------------
                                                                                                                40,958,357
--------------------------------------------------------------------------------------------------------------------------
Semiconductors &                          768,600      Actel Corp. (e)                                          10,691,226
Semiconductor Equipment - 3.0%            262,100      Cree, Inc. (d)(e)                                         6,775,285
                                        1,374,900      Genesis Microchip, Inc. (d)(e)                           12,869,064

                                           Shares
Industry                                     Held      Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------
                                            8,200      Integrated Silicon Solutions, Inc. (e)               $       51,660
                                        1,526,500      Mattson Technology, Inc. (d)(e)                          14,807,050
                                          656,000      Omnivision Technologies, Inc. (d)(e)                     11,880,160
                                        1,177,000      Zoran Corp. (e)                                          23,587,080
                                                                                                            --------------
                                                                                                                80,661,525
--------------------------------------------------------------------------------------------------------------------------
Software - 5.1%                         1,936,600      BEA Systems, Inc. (e)                                    26,512,054
                                        1,720,011      Bottomline Technologies, Inc. (a)(e)                     21,242,136
                                        2,141,000      InterVoice, Inc. (a)(d)(e)                               17,834,530
                                        4,996,500      TIBCO Software, Inc. (e)                                 45,218,325
                                        2,423,300      Wind River Systems, Inc. (e)                             26,656,300
                                                                                                            --------------
                                                                                                               137,463,345
--------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.4%                 1,576,200      Foot Locker, Inc. (d)                                    34,361,160
                                          196,500      Talbots, Inc. (d)                                         4,918,395
                                                                                                            --------------
                                                                                                                39,279,555
--------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &
Luxury Goods - 1.0%                       995,500      Jones Apparel Group, Inc.                                28,122,875
--------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.1%          89,400      Anchor Bancorp Wisconsin, Inc. (d)                        2,341,386
                                          521,100      Dime Community Bancshares, Inc.                           6,873,309
                                          273,500      Franklin Bank Corp. (d)(e)                                4,075,150
                                          586,200      The PMI Group, Inc. (d)                                  26,185,554
                                        1,060,200      Webster Financial Corp.                                  45,238,734
                                                                                                            --------------
                                                                                                                84,714,133
--------------------------------------------------------------------------------------------------------------------------
Trading Companies &                       393,100      Applied Industrial Technologies, Inc. (e)                11,596,450
Distributors - 1.4%                       809,100      United Rentals, Inc. (d)(e)                              26,328,114
                                                                                                            --------------
                                                                                                                37,924,564
--------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks
                                                       (Cost - $2,318,051,535) - 95.7%                       2,604,825,460
--------------------------------------------------------------------------------------------------------------------------
                                                       Exchange-Traded Funds
--------------------------------------------------------------------------------------------------------------------------
                                          527,100      iShares Russell 2000 Index Fund  (d)                     43,717,674
                                          114,500      iShares Russell Microcap Index Fund (d)                   6,927,250
                                          417,100      iShares S&P SmallCap 600/BARRA
                                                       Value Index Fund (d)                                     33,109,398
                                          238,300      PowerShares Zacks Micro Cap Portfolio                     4,494,338
                                           84,500      streetTRACKS(R) Gold Trust (e)                            5,429,970
--------------------------------------------------------------------------------------------------------------------------
                                                       Total Exchange-Traded Funds
                                                       (Cost - $77,100,745) - 3.4%                              93,678,630
--------------------------------------------------------------------------------------------------------------------------

                                       Beneficial
Industry                                 Interest      Short-Term Securities                                  Value
------------------------------------------------------------------------------------------------------------------------
                                     $ 13,688,743      BlackRock Liquidity Series, LLC Cash Sweep
                                                       Series, 5.33% (b)(f)                               $   13,688,743
                                      872,798,567      BlackRock Liquidity Series, LLC Money Market
                                                       Series, 5.33% (b)(c)(f)                               872,798,567
------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities                           886,487,310
                                                       (Cost - $886,487,310) - 32.6%
------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments
                                                       (Cost - $3,281,639,590*) - 131.7%                   3,584,991,400

                                                       Liabilities in Excess of Other Assets - (31.7%)      (862,766,166)
                                                                                                          --------------
                                                       Net Assets - 100.0%                                $2,722,225,234
                                                                                                          ==============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,304,992,669
                                                                ===============
      Gross unrealized appreciation                             $   384,969,622
      Gross unrealized depreciation                                (104,970,891)
                                                                ---------------
      Net unrealized appreciation                               $   279,998,731
                                                                ===============

(a) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
      Affiliate                                  Purchase        Sales        Realized        Dividend
                                                   Cost          Cost        Gain (Loss)       Income
      --------------------------------------------------------------------------------------------------
      Agile software Corp.*                             --    $23,905,194    $ 5,580,190               +
      Bottomline Technologies, Inc.            $ 1,381,885             --             --               +
      DexCom, Inc.                             $ 4,300,802    $ 2,474,621    $  (286,195)              +
      EDO Corp.                                         --    $22,235,416    $ 1,737,500     $    64,131
      InterVoice Inc.                          $ 1,183,402    $ 9,515,131    $  (999,629)              +
      O'Charleys, Inc.                         $20,546,409             --             --     $    85,704
      OraSure Technologies, Inc.                        --    $ 2,635,584    $  (725,359)              +
      Rackable Systems, Inc.                   $14,856,096             --             --               +
      U.S. Xpress Enterprises, Inc. Class A    $ 6,933,453             --             --               +
      Valassis Communications, Inc.                     --    $19,299,342    $(6,341,758)              +
      Wabash National Corp.                    $ 4,926,276             --             --     $    75,038
      webMethods, Inc.*                                 --    $23,663,030    $ 5,181,022               +
      Westell Technologies, Inc. Class A       $    67,547             --             --               +
      --------------------------------------------------------------------------------------------------

      *     No longer an affiliated company as of June 30, 2007.
      +     Non-income producing securities.

(b) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
      Affiliate                                                    Net
                                                                Activity      Interest Income
      ---------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $ (12,464,936)    $     230,048
      BlackRock Liquidity Series, LLC Money Market Series    $ 164,216,017     $     504,386
      ---------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

Master Value Opportunities LLC
Schedule of Investments as of June 30, 2007 (Unaudited)

(e)   Non-income producing security.
(f)   Represents the current yield as of June 30, 2007.

o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 20, 2007